S000055814 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	109 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI USA Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.75%	13.87%	14.89%
Performance Inception Date			Dec. 13, 2016
MSCI USA Mid-Cap Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.69%	9.04%	8.01%
Performance Inception Date			Dec. 13, 2016
Nuveen ESG USA Mid-Cap Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.55%	9.52%	8.52%
Performance Inception Date			Dec. 13, 2016
Nuveen ESG Mid-Cap Value ETF
Prospectus [Line Items]
Average Annual Return, Percent	14.14%	9.17%	8.13%
Performance Inception Date			Dec. 13, 2016
Nuveen ESG Mid-Cap Value ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.44%	8.06%	7.23%
Performance Inception Date			Dec. 13, 2016
Nuveen ESG Mid-Cap Value ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.37%	6.90%	6.26%
Performance Inception Date			Dec. 13, 2016